RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTIES
Schedule of related party transactions

	Assets		Liabilities		Financial result			Operating result
	December	December	December	December	December	December	December	December	December	December
	31, 2021	31, 2020	31, 2021	31, 2020	31, 2021	31, 2020	31, 2019	31, 2021	31, 2020	31, 2019
Transactions with controlling shareholders
Managements and related persons			(22,875)
Alden Fundo de Investimento em Ações			(17,701)
Controller			(131,841)
Suzano Holding	2	3	(248,789)			(966)	(1,188)	(2,621)	(4,063)	(4,757)
	2	3	(421,206)			(966)	(1,188)	(2,621)	(4,063)	(4,757)

Transactions with companies of the Suzano
Group and other related parties
Management (expect compensation – note 11.2)			(9)	(5)				(422)	(392)	(9,178)
Bexma Participações Ltda	1	1						24	11	11
Bizma Investimentos Ltda	1	1						6	12	10
Ensyn Technologies		2,829			1	689
Ficus Empreendimentos e Participações Ltda									(655)
Fundação Arymax								2	2
Ibema Companhia Brasileira de Papel (1)	80,511	56,013	(6,288)	(2,834)				169,965	111,841	103,581
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	1						(4,399)	(4,168)	(5,272)
IPLF Holding S.A.								10	5	4
Mabex Representações e Participações Ltda								(137)	(50)	(100)
Lazam MDS Corretora e Adm. Seguros S.A.									3	7
Nemonorte Imóveis e Participações Ltda				(15)				(170)	(191)	(330)
Other shareholders			(497,867)	(6,232)
	80,514	58,845	(504,164)	(9,086)	1	689		164,879	106,418	88,733
	80,516	58,848	(925,370)	(9,086)	1	(277)	(1,188)	162,258	102,355	83,975

Assets
Trade accounts receivable	73,598	47,685
Dividends receivable	6,604	7,633
Other assets	314	3,530
Liabilities
Trade accounts payable			(6,288)	(2,849)
Dividends payable			(919,073)	(6,232)
Other liabillities			(9)	(5)
	80,516	58,848	(925,370)	(9,086)

1) Refers mainly to the sale of pulp

Schedule of management compensation

	December 31,	December 31,	December 31,
	2021	2020	2019
Short-term benefits
Salary or compensation	48,693	47,089	39,459
Direct and indirect benefits	880	852	1,747
Bonus	6,474	11,326	8,007
	56,047	59,267	49,213

Long-term benefits
Share-based compensation plan	46,306	75,022	45,739
	46,306	75,022	45,739
	102,353	134,289	94,952